Condensed Consolidated Balance Sheet (Parenthetical) (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Redeemable convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Redeemable convertible preferred stock, shares authorized	0	204,198,489	204,198,489
Redeemable convertible preferred stock, shares issued	0	202,009,981	201,335,862
Redeemable convertible preferred stock, shares outstanding	0	202,009,981	201,335,862
Redeemable convertible preferred stock, liquidation preference value		$ 128,922	$ 128,353
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	266,833,885	256,704,917
Common stock, shares issued	19,470,914	755,478	360,115
Common stock, shares outstanding	19,470,914	755,478	360,115